Summary of significant accounting policies - Revenue by Product Line and Services (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue by Producks and Services [Line Items]
Products	$ 3,639,974	$ 4,191,439	$ 7,453,222	$ 4,569,113	$ 5,543,605
Services	6,103,044	5,498,545	7,800,750	6,496,097	5,767,624
Total revenues	9,743,018	9,689,984	15,253,972	11,065,210	11,311,229
Cogeneration
Revenue by Producks and Services [Line Items]
Products	2,441,740	2,687,769	5,791,412	2,737,161	4,977,595
Chiller
Revenue by Producks and Services [Line Items]
Products	$ 1,198,234	$ 1,503,670	$ 1,661,810	$ 1,831,952	$ 566,010